Long-Term Debt (Details) (USD $)	Jan. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Total Debt		$ 1,664,161	$ 3,080,066
Less Current Maturities of Long-Term Debt	853,119	1,222,746	1,210,271
Total Long-Term Debt	0	441,415	1,869,795
First Mortgage [Member]
Total Debt		482,700	645,443
Second Mortgage [Member]
Total Debt		$ 1,181,461	$ 1,137,348